Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	£ 162	£ 162	£ 162
At end of year		131	162
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	815	733	815
Acquisitions		1	3
Capital expenditure		28	43
Disposals		(75)	(118)
Exchange translation differences		(4)	(10)
At end of year		683	733
Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	635	571	635
Charge for the year		52	60
Disposals		(68)	(118)
Exchange translation differences		(3)	(6)
At end of year		552	571
Land and buildings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	213	206	213
Acquisitions		0	0
Capital expenditure		5	4
Disposals		(43)	(7)
Exchange translation differences		(1)	(4)
At end of year		167	206
Land and buildings [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	143	143	143
Charge for the year		6	9
Disposals		(37)	(7)
Exchange translation differences		(1)	(2)
At end of year		111	143
Fixtures and fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	602	527	602
Acquisitions	3	1
Capital expenditure	39	23
Disposals	(111)	(32)
Exchange translation differences	(6)	(3)
At end of year	527	516	527
Fixtures and fittings [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
At start of year	492	428	492
Charge for the year	51	46
Disposals	(111)	(31)
Exchange translation differences	(4)	(2)
At end of year	£ 428	£ 441	£ 428